9. Short-Term Debt - Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short term debt, related party	$ 0	$ 410,535
Imputed Interest for Short Term Debt - Related Party	8,503	24,757
Andrew Heyward [Member]
Short term debt, related party		410,535
Imputed Interest for Short Term Debt - Related Party	$ 8,503	$ 24,757
Conversion of debt, shares issued	79,561